Income taxes: (Tables)	12 Months Ended
Mar. 31, 2011
Income Before Income Tax, Table

The components of income from continuing operations before income tax comprise the following:

	Yen in millions			U.S. dollars in thousands

	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Income from continuing operations before income taxes:
The Company and domestic subsidiaries	¥20,396	¥16,666	¥20,146	$242,285
Foreign subsidiaries	26,874	58,517	59,379	714,119

	¥47,270	¥75,183	¥79,525	$956,404

Income Tax Disclosure Table

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year Ended March 31, 2011
	2009	2010	2011
Current income tax expense:
The Company and domestic subsidiaries	¥5,960	¥9,227	¥14,276	$171,690
Foreign subsidiaries	4,345	9,043	8,753	105,267

Total current	10,305	18,270	23,029	276,957

Deferred income tax expense (benefit):
The Company and domestic subsidiaries	1,908	198	(3,861)	(46,434)
Foreign subsidiaries	262	(938)	(635)	(7,637)

Total deferred	2,170	(740)	(4,496)	(54,071)

Total provision	¥12,475	¥17,530	¥18,533	$222,886

Schedule of Effective Income Tax Rate Reconciliation Table

 Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the year ended March 31
	2009	2010	2011
Statutory tax rate	41.0%	41.0%	41.0%
Increase (reduction) in taxes resulting from:
Tax benefit in foreign subsidiaries	(18.9)	(23.2)	(21.6)
Tax (benefit) on undistributed earnings	(1.1)	3.3	(0.1)
Valuation allowance	3.6	0.4	(1.7)
Liabilities for unrecognized tax benefits	(0.2)	3.4	5.5
Accumulated earnings tax of foreign subsidiaries	1.0	(0.1)	0.3
Other	1.0	(1.5)	(0.1)

Effective income tax rate	26.4%	23.3%	23.3%

Summary of Income Tax Holiday

The aggregate dollar and per share effects of tax holidays are as follows:

	Yen in millions			U.S. dollars in thousands
	For the year ended March 31			For the year ended March 31, 2011
	2009	2010	2011
Aggregate amounts of tax holidays	¥4,879	¥6,979	¥6,839	$82,249

	Yen			U.S. dollars
Per share—basic	¥33.97	¥50.10	¥49.13	$0.59

Diluted	¥33.46	¥50.10	¥47.44	$0.57

Components of Deferred Tax Assets and Liabilities

The significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Inventories	¥2,026	¥2,474	$29,753
Property, plant and equipment	7,213	6,894	82,910
Accrued bonus	2,714	2,497	30,030
Accrued enterprise tax	233	252	3,031
Pension and severance plans	6,115	4,617	55,526
Operating loss carryforwards for tax purposes	4,436	5,000	60,132
Foreign tax credit	3,545	7,222	86,855
Accrued vacation	829	859	10,331
Accrued expenses	895	1,550	18,641
Other	1,639	1,485	17,860

Gross deferred tax assets	29,645	32,850	395,069
Less—Valuation allowance	(7,606)	(6,235)	(74,985)

Net deferred tax assets	22,039	26,615	320,084

Deferred tax liabilities:
Basis difference of acquired assets	(2,966)	(2,672)	(32,135)
Undistributed earnings not permanently reinvested	(2,830)	(2,428)	(29,200)
Marketable securities	(1,275)	(1,401)	(16,849)
Intangible assets	(608)	(1,207)	(14,516)
Other	(163)	(254)	(3,054)

Gross deferred tax liabilities	(7,842)	(7,962)	(95,754)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Summary of Valuation Allowance

The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2009, 2010 and 2011 consist of the following:

	Yen in millions			U.S. dollars in thousands
	March 31			March 31, 2011
	2009	2010	2011
Valuation allowance at beginning of year	¥(6,455)	¥(7,026)	¥(7,606)	$(91,473)
Additions	(1,719)	(1,693)	(1,535)	(18,461)
Deductions	1,178	1,113	2,906	34,949
Impact of acquisition of companies	(30)	—	—	—

Valuation allowance at end of year	¥(7,026)	¥(7,606)	¥(6,235)	$(74,985)

Components of net deferred tax assets

Net deferred tax assets are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in thousands
	March 31		March 31, 2011
	2010	2011
Deferred tax assets:
Other current assets	¥5,651	¥6,963	$83,740
Other non-current assets	12,153	15,526	186,723
Deferred tax liabilities:
Other current liabilities	(181)	(406)	(4,882)
Other long-term liabilities	(3,426)	(3,430)	(41,251)

Net deferred tax assets	¥14,197	¥18,653	$224,330

Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	Yen in millions			U.S. dollars in thousands
	March 31,			March 31, 2011
	2009	2010	2011
Balance at April 1	¥2,374	¥2,374	¥4,887	$58,773
Additions for tax positions of the current year	—	2,944	4,312	51,858
Additions for tax positions of prior years	—	—	—	—
Reductions for tax positions of prior years	—	(431)	—	—
Lapse of the applicable statute of limitations	—	—	—	—
Settlements	—	—	—	—

Balance at March 31	¥2,374	¥4,887	¥9,199	$110,631